January 26, 2011
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

RE:	ICON Funds (the “Trust”)
(File Nos. 333-14927 and 811-07883)
CIK No. 0001025770
Dear Sir or Madam:
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-referenced Trust hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated January 24, 2011 does not differ materially from the form of Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 36 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under 485(b) as Post-Effective Amendment No. 36 on January 20, 2011 (Accession No. 0000950123-11-004097).
If you have any questions regarding this certification, please contact me at (303) 328-9243.

Respectfully,
/s/ Christopher R. Ambruso
Christopher R. Ambruso, Esq.
Assistant Secretary of the Trust

cc:	Charles W. Lutter, Jr. Esq.
Donald Salcito, Esq.